Employee Benefits - Summary of Amounts Related to Defined Benefit Pension Plans Recognized in Consolidated Statements of Income (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [line items]
Defined benefit costs	¥ 20,011	¥ 18,106	¥ 18,697
Japan
Disclosure of defined benefit plans [line items]
Defined benefit costs	2,139	4,182	2,741
Foreign
Disclosure of defined benefit plans [line items]
Defined benefit costs	¥ 17,871	¥ 13,925	¥ 15,956